INCOME TAXES - Reconciliation of the federal statutory tax rate to our effective tax rate (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Statutory tax rate (as a percent)				21.00%		21.00%	21.00%
State taxes, net of federal tax benefit	6.00%			6.00%		6.00%	17.00%
Income Tax Expense	27.00%	26.00%		24.00%		24.00%	6.00%
ADARA ACQUISITION CORP
Statutory tax rate (as a percent)			21.00%		21.00%
State taxes, net of federal tax benefit			0.00%		0.00%
Deferred tax liability change in rate			0.00%		0.00%
Change in fair value of warrants liabilities			(27.30%)		(27.80%)
Change in valuation allowance			14.50%		6.80%
Income Tax Expense			8.20%		0.00%